Expense Example - FidelityRealEstateIncomeFund-AMCIZPRO - FidelityRealEstateIncomeFund-AMCIZPRO - Fidelity Real Estate Income Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Real Estate Income Fund - Class A
Expense Example:
1 year	$ 494
3 years	694
5 years	910
10 years	1,531
Fidelity Advisor Real Estate Income Fund - Class C
Expense Example:
1 year	274
3 years	539
5 years	928
10 years	1,821
Fidelity Advisor Real Estate Income Fund - Class M
Expense Example:
1 year	494
3 years	694
5 years	910
10 years	1,531
Fidelity Advisor Real Estate Income Fund - Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Real Estate Income Fund - Class Z
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	$ 714